Financial Risk Management (Financial Risk Factors, Foreign Exchange Risk , Foreign Exchange Risk) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Net foreign exchange gains included in Other gains - net	¥ 12,248,000	¥ 2,648,000	¥ (31,770,000)
Net foreign exchange gains/(losses) included in Finance income/(expenses)	(5,514,000)	18,571,000	¥ (31,770,000)
Total net foreign exchange recognized in profit before income tax for the year	¥ 6,734,000	¥ 21,219,000